Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Cash flows from operating activities:
Net income	$ 12,840	$ 107	$ 16,662	$ 5,626	$ 6,168
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	2,485	2,142	9,497	9,936	9,628
Impairment of intangible assets			0	1,825
Gain on sale of investments and settlement of note receivable	(241)
Impairment of property, plant, and equipment				1,335
Share-based compensation	344	417	3,216	1,118	1,011
Deferred income taxes	(75)	(68)	(2,429)	(4,927)	(6,195)
Amortization of debt issuance costs	132	132	527	834	309
Changes in operating assets and liabilities, net of assets acquired:
Accounts receivable, net	(22,661)	(6,861)	(9,007)	6,333	959
Inventories	(20,063)	(15,998)	(23,719)	9,110	(12,125)
Prepaid expenses and other assets	(1,505)	(962)	(3,381)	403	(41)
Accounts payable	17,904	10,162	36,761	(1,676)	8,749
Customer deposits			(4,234)	(3,451)	(202)
Accrued liabilities	(2,202)	860	1,612	169	213
Other liabilities	1,365	4,346	2,225	55	(383)
Net cash (used in) provided by operating activities	(11,677)	(5,723)	27,730	26,690	8,091
Cash flows from investing activities:
Capital expenditures	(2,274)	(282)	(4,268)	(1,367)	(3,468)
Cash paid for acquisitions, net of cash acquired			(17,407)
Proceeds from sale of intangible assets		230	230
Proceeds from sale of property, plant, and equipment			243
Proceeds from sale of investments and settlement note receivable	2,430
Net cash provided by (used in) investing activities	156	(52)	(21,202)	(1,367)	(3,468)
Cash flows from financing activities:
Issuance of ordinary shares, net of fees	7,277		47,103
Net proceeds from capital contributions					19
Dividends to shareholders				(22,127)
Deferred financing fees				(2,631)
Borrowings under revolving commitment		3,000	12,000	24,000	9,000
Repayments on revolving commitment			(22,000)	(26,000)	(9,000)
Borrowing on long-term debt			15,000	55,000
Repayments on long-term debt		(1,138)	(30,171)	(43,750)	(3,250)
Net cash provided by (used in) financing activities	7,277	1,862	21,932	(15,508)	(3,231)
Net decrease in cash	(4,244)	(3,913)	28,460	9,815	1,392
Cash and restricted cash at beginning of year	52,648	24,188	24,188	14,373	12,981
Cash and restricted cash at end of period	48,404	20,275	52,648	24,188	14,373
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	1,409	780	3,686	2,632	2,663
Cash paid during the period for taxes	14	48	103	496	611
Supplemental disclosures of non-cash activities:
Capital expenditures included in accounts payable	$ 1,585	$ 124	$ 1,174	$ 10	$ 86